Share-based compensation - Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,998	$ 7,330
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,391	2,968
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,056	1,009
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,469	3,258
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 82	$ 95